11. COMMON STOCK (Tables)	9 Months Ended
Sep. 30, 2014
Equity [Abstract]
Summary of Warrants

	September 30, 2014
	Shares	Weighted Average Exercise Price
Outstanding at 12/31/13	982,363	$7.41
Issued	163,067	$4.50
Exercised	(6,667)	$1.50
Forfeited	—	$—
Expired	—	$—

Outstanding at end of period	1,138,763	$7.02

Exerciseable at end of period	1,138,763

Outstanding Warrants

	September 30, 2014
Number of Warrants	Weighted Average Remaining Life	Weighted Average Exercise Price	Shares Exerciseable	Weighted Average Exercise Price
693,437	1.72	$2.22	693,437
445,326	1.68	$14.55	445,326

1,138,763		$7.02	1,138,763	$7.02